Derivative liabilities - Fair value of option grants relating to warrants (Details) - $ / shares	12 Months Ended
	Aug. 31, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Aug. 31, 2024	Dec. 21, 2023	Dec. 13, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023	Feb. 17, 2023	Jan. 19, 2023	Nov. 23, 2020
Derivative liabilities
Exercise price of warrants		$ 2.5	$ 15	$ 112.5	$ 1,417.5	$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 16,875
January 19, 2023
Derivative liabilities
Original Exercise price	$ 5,683.5
Market price of warrant options	$ 5,683.5
Expected volatility (%)	100.00%
Risk-free interest rate (%)	3.40%
Expected life (years)	3 years
Exercise price of warrants	$ 1,417.5
Number of warrants outstanding	412
Weighted average remaining contractual life (years)	4 months 20 days
February 17, 2023
Derivative liabilities
Original Exercise price	$ 5,683.5
Market price of warrant options	$ 6,061.5
Expected volatility (%)	100.00%
Risk-free interest rate (%)	4.00%
Expected life (years)	3 years
Exercise price of warrants	$ 1,417.5
Number of warrants outstanding	353
Weighted average remaining contractual life (years)	5 months 19 days
April 19, 2023
Derivative liabilities
Original Exercise price	$ 5,683.5
Market price of warrant options	$ 5,595.75
Expected volatility (%)	75.00%
Risk-free interest rate (%)	3.90%
Expected life (years)	3 years
Exercise price of warrants	$ 1,417.5
Number of warrants outstanding	283
Weighted average remaining contractual life (years)	7 months 17 days
June 16, 2023
Derivative liabilities
Original Exercise price	$ 5,467.5
Market price of warrant options	$ 5,616
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years)	3 years
Exercise price of warrants	$ 1,417.5
Number of warrants outstanding	367
Weighted average remaining contractual life (years)	9 months 14 days
August 2, 2023
Derivative liabilities
Original Exercise price	$ 5,467.5
Market price of warrant options	$ 5,184
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 1,417.5
Number of warrants outstanding	368
Weighted average remaining contractual life (years)	11 months 1 day
September 20, 2023
Derivative liabilities
Original Exercise price	$ 5,467.5
Market price of warrant options	$ 4,428
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 1,417.5
Number of warrants outstanding	277
Weighted average remaining contractual life (years)	1 year 18 days
January 14, 2025
Derivative liabilities
Original Exercise price	$ 15
Market price of warrant options	$ 14
Expected volatility (%)	99.00%
Risk-free interest rate (%)	4.40%
Expected life (years)	5 years 6 months
Exercise price of warrants	$ 15
Number of warrants outstanding	235,320
Weighted average remaining contractual life (years)	4 years 10 months 17 days